UNITED STATES
                SECURITIES AND EXCHANGE COMMISSIONUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washinton, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northeast Investors Trust

Address: 50 Congress Street
         Suite 1000
         Boston, MA 02109
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Perosn signing this Report on behalf of Reporting Manager:

Name: Gordon Barrett
Title: Executive Vice President
Phone: 800-225-6704 x 236
Signature, Place, and Date of Signing:

Gordon Barrett, Boston, MA February 14, 2001

Report Type (Check if only one):
[x]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Othe Included Managers:  1
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:

                            FORM 13F AS OF 06/30/2001
                            NORTHEAST INVESTORS TRUST

                                                                                             Item 6                Item 8
                                                                                               Item 6                Item 8
 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 ______________                 _____       _________________  _____________________          ________            ________
 								FORM 13F AS OF  6/30/2001
                                             ACCOUNT MF001   NORTHEAST INVESTORS TRUST                                    Page     1
                                                                                              Item 6                Item 8
 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 ______________                 _____       _________________  _____________________          ________            ________
COMMON STOCKS
 ADVANTICA RESTAURANT GROUP     00758B109           791,545.00        1,217,762.000         1,217,762.000        1,217,762.000
 CHUBB CORPORATION              171232101        23,229,000.00          300,000.000           300,000.000          300,000.000
 DARLING INTERNATIONAL INC      237266101           372,765.00          745,530.000           745,530.000          745,530.000
 GAYLORD CONTAINER COMMON STOCK 368145108         1,305,989.00        1,243,799.000         1,243,799.000        1,243,799.000
 GRAND UNION CO                 386532402             4,661.00          932,146.000           932,146.000          932,146.000
 INTL AIRLINE SUPPORT GROUP     458865201           168,405.00          224,540.000           224,540.000          224,540.000
 JPS INDUSTRIES INC             46624E405         5,817,409.00        1,038,823.000         1,038,823.000        1,038,823.000
 JP MORGAN & CHASE CO           46625H100        16,502,000.00          370,000.000           370,000.000          370,000.000
 LITTLE SWITZERLAND INC         537528101           511,742.00          273,659.000           273,659.000          273,659.000
 MAXXAM INC                     577913106         4,946,000.00          200,000.000           200,000.000          200,000.000
 NL INDUSTRIES                  629156407         7,316,955.00          528,300.000           528,300.000          528,300.000
 PATHMARK STORES INC.           70322A101        38,009,453.00        1,600,398.000         1,600,398.000        1,600,398.000
 PLANET HOLLYWOOD               72702Q102           125,875.00          132,500.000           132,500.000          132,500.000
 SMURFIT-STONE CONT CORP        832727101         3,995,987.00          257,142.000           257,142.000          257,142.000
 TOKHEIM COMMON STOCK           889073201           819,205.00          163,841.000           163,841.000          163,841.000
 WALTER INDUSTRIES INC          93317Q105         5,950,000.00          500,000.000           500,000.000          500,000.000
 WEST POINT STEVENS INC         961238102         2,176,000.00        1,600,000.000         1,600,000.000        1,600,000.000
 ZIONS BANCORPORATION           989701107         8,494,304.00          145,600.000           145,600.000          145,600.000
 COMMON STOCKS                  TOTAL *         120,537,295.00       11,474,040.000        11,474,040.000       11,474,040.000
WARRANTS
 TOKHEIM JR WARRANTS            889073128             1,011.00          101,133.000           101,133.000          101,133.000
 WHEREHOUSE ENTERTAINMENT A     963281118           624,963.00           81,164.000            81,164.000           81,164.000
 WHEREHOUSE ENTERTAINMENT B     963281126            38,468.00           14,091.000            14,091.000           14,091.000
 WHEREHOUSE ENTERTAINMENT C     963281134            25,082.00           14,091.000            14,091.000           14,091.000
 WARRANTS                       TOTAL *             689,524.00          210,479.000           210,479.000          210,479.000
                          GRAND TOTAL **        121,226,819.00       11,684,519.000        11,684,519.000       11,684,519.000

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